Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Improvement reimbursements from landlords	$ 3,300,000
Rent expense	4,900,000	3,100,000	1,300,000
Deferred Rent	4,153,000	2,523,000
Sublease income	11,000	135,000	130,000
Outstanding balance under capital leases	178,000	299,000
Lease payment	2016-09
Purchase of equipment under capital lease				$ 299,000